Collaborations and Other Arrangements	12 Months Ended
Dec. 31, 2024
Collaborations and Other Arrangements
Collaborations and Other Arrangements

8.Collaborations and Other Arrangements

In-Licensing Agreements

Junshi Biosciences

On February 1, 2021, the Company entered into the Collaboration Agreement with Junshi Biosciences for the co-development and commercialization of LOQTORZI, Junshi Biosciences’ anti-PD-1 antibody, in the United States and Canada.

Under the terms of the Collaboration Agreement, the Company paid $150.0 million upfront for exclusive rights to LOQTORZI in the United States and Canada, an option in these territories to Junshi Biosciences’ anti-TIGIT antibody CHS-006, an option in these territories to a next-generation engineered IL-2 cytokine, and certain negotiation rights to two undisclosed preclinical immuno-oncology drug candidates. The Company became obligated to pay Junshi Biosciences up to an aggregate $380.0 million in one-time payments for the achievement of various regulatory and sales milestones, of which we have already paid $25.0 million, and a royalty in the low twenty percent range on net sales of LOQTORZI.

In March 2022, the Company paid $35.0 million for the exercise of its option to license CHS-006. Thereafter, Junshi Biosciences and the Company jointly developed CHS-006 with each party responsible for the associated development costs as set forth in the Collaboration Agreement. However, on January 10, 2024, the Company announced that it delivered a notice of termination of the TIGIT Program (as defined in the Collaboration Agreement) to Junshi Biosciences pursuant to the Collaboration Agreement. The Company plans to continue to wind down work with Junshi Biosciences on the TIGIT Program pursuant to the termination. If the Company exercises its remaining option for the IL-2 cytokine, it will be obligated to pay Junshi Biosciences an additional option exercise fee of $35.0 million and an 18% royalty on net sales, up to $85.0 million for the achievement of certain regulatory approvals, and up to $170.0 million for the attainment of certain sales thresholds. Under the Collaboration Agreement, the Company retains the right to collaborate in the development of LOQTORZI and the other licensed compounds and will pay for a portion of these co-development activities up to a maximum of $25.0 million per licensed compound per year. Additionally, the Company is responsible for certain associated regulatory and technology transfer costs for LOQTORZI and other licensed compounds and will reimburse Junshi Biosciences for such costs.

On October 27, 2023, LOQTORZI was approved by the FDA in combination with cisplatin and gemcitabine for the first-line treatment of adults with metastatic or recurrent locally advanced NPC, and as monotherapy for the treatment of adults with recurrent, unresectable, or metastatic NPC with disease progression on or after platinum-containing chemotherapy. As a result, a $25.0 million milestone payment became due to Junshi Biosciences in the first quarter of 2024 pursuant to the Collaboration Agreement. In March 2024, the Company entered into an Amendment No. 2 to the Collaboration Agreement (the “2nd Amendment”) with Junshi Biosciences to revise the timing of the $25.0 million milestone payment. Under the terms of the 2nd Amendment, the $25.0 million milestone payment was split into two installments of $12.5 million each, with one paid in the second quarter of 2024 and one paid in January of 2025.

The licensing transaction and the exercise of the option were accounted for as asset acquisitions under the relevant accounting rules. During the year ended December 31, 2024, the Company recognized a reduction in research and development expenses for the release of certain liabilities of $4.8 million pursuant to the 2nd Amendment with Junshi Biosciences. Research and development expenses recognized for obligations to Junshi Biosciences were $8.0 million in 2023. In the consolidated balance sheets as of December 31, 2024 and 2023, the Company classified $12.5 million and $25.0 million, respectively, in accrued and other current liabilities and $0.4 million and $6.3 million in accounts payable, respectively, related to the co-development, regulatory and technology transfer costs related to these programs.

The accrued royalty obligation to Junshi Biosciences was $1.5 million as of December 31, 2024 and immaterial at December 31, 2023. The additional milestone payments, option fee for the IL-2 cytokine and royalties are contingent upon future events and, therefore, will be recorded if and when it becomes probable that a milestone will be achieved, or when an option fee or royalties are incurred.

Apotex

On June 27, 2024, the Company entered into the Canada License Agreement with Apotex, pursuant to which, the Company granted to Apotex an exclusive license under the Company’s rights to toripalimab to commercialize toripalimab within Canada. Pursuant to the Canada License Agreement, Apotex paid the Company an upfront payment of $6.3 million United States Dollars which has been classified as net revenue in the consolidated statements of operations for the year ended December 31, 2024. In addition, Apotex agreed to pay the Company up to an aggregate of $51.5 million Canadian Dollars in milestone payments in connection with the achievement of certain regulatory and sales milestones with respect to toripalimab in Canada. Lastly, Apotex agreed to pay the Company a low double-digit percentage of any future net sales of toripalimab in Canada that the Company will subsequently pay to Junshi Biosciences pursuant to the Collaboration Agreement.

The Canada License Agreement term continues until the tenth year after the first commercial sales of toripalimab in Canada, subject to an extension for a subsequent ten-year term at the option of Apotex. Apotex may terminate the Canada License Agreement for any reason after a specified notice period. The Canada License Agreement will terminate automatically if the rights granted to the Company by the Collaboration Agreement are terminated, if there is material breach that is not cured, if there are certain challenges to licensed patents by Apotex and in the case of certain insolvency events.

Bioeq

On November 4, 2019, the Company entered into a license agreement with Bioeq (the “Bioeq License Agreement”) for the commercialization of the Bioeq Licensed Products. Under this agreement, Bioeq granted to the Company an exclusive, royalty-bearing license to commercialize the Bioeq Licensed Products in the field of ophthalmology (and any other approved labelled indication) in the United States.

The Company accounted for the licensing transaction as an asset acquisition under the relevant accounting rules. The terms of the Bioeq Agreement included milestone payments in connection with the achievement of certain development and regulatory milestones with respect to the Bioeq Licensed Products in the United States, including a €2.5 million milestone related to the FDA approval of the CIMERLI Section 351(k) BLA that was paid in 2022. The Company shared a percentage of gross profits on sales of Bioeq Licensed Products in the United States with Bioeq in the low- to mid-fifty percent range. Royalties due to Bioeq were $38.4 million as of December 31, 2023.

On January 19, 2024 the Company entered into the CIMERLI Purchase Agreement with Sandoz. Pursuant to the CIMERLI Purchase Agreement, on March 1, 2024, the Company completed the divestiture of its CIMERLI ophthalmology franchise through the sale of its subsidiary, Coherus Ophthalmology. Refer to Note 6. Discontinued Operations for additional information. Upon closing of the CIMERLI Sale, the Bioeq License Agreement was assumed by Sandoz.

Adimab Development and Option Agreement

In October 2018, Surface and Adimab entered into the A&R Adimab Agreement, which amended and restated the Original Adimab Agreement, for the discovery and optimization of proprietary antibodies as potential therapeutic product candidates. Under the A&R Adimab Agreement, the Company will select biological targets against which Adimab will use its proprietary platform technology to research and develop antibody proteins using a mutually agreed upon research plan. The A&R Adimab Agreement, among other things, provided access to additional antibodies and expanded the Company’s right to evaluate and use antibodies that were modified or derived using Adimab technology for diagnostic purposes.

Adimab granted the Company the Research Option. In addition, Adimab granted the Company the Commercialization Option. Upon the exercise of a Commercialization Option, and payment of the applicable option fee to Adimab, Adimab will assign the Company the patents that cover the antibodies selected by such Commercialization Option. The Company will be required to use commercially reasonable efforts to develop, seek market approval of, and commercialize at least one antibody against the target covered by the Commercialization Option in specified markets upon the exercise of a Commercialization Option.

Under the A&R Adimab Agreement, the Company is obligated to make milestone payments and to pay specified fees upon the exercise of the Research Option or Commercialization Option. Upon exercise of a Research Option, the Company is obligated to pay a nominal research maintenance fee on each of the next four anniversaries of the exercise. Upon the exercise of each Commercialization Option, the Company will be required to pay an option exercise fee of a low seven-digit dollar amount, and the Company may be responsible for milestone payments of up to an aggregate of $13.0 million for each licensed product that receives marketing approval. For any licensed product that is commercialized, the Company is obligated to pay Adimab tiered royalties of a low to mid single-digit percentage on worldwide net sales of such product. The Company may also partially exercise a Commercialization Option with respect to ten antibodies against a biological target by paying 65% of the option fee and later either (i) paying the balance and choosing additional antibodies for commercialization, up to the maximum number under the Commercialization Option, or (ii) foregoing the Commercialization Option entirely. For any Adimab diagnostic product that is used with or in connection with any compound or product other than a licensed antibody or licensed product, the Company is obligated to pay Adimab up to a low seven digits in regulatory milestone payments and low single-digit royalties on net sales. No additional payment is due with respect to any companion diagnostic or any diagnostic product that does not contain any licensed antibody.

Vaccinex License Agreement

On March 23, 2021, Surface and Vaccinex entered into the Vaccinex License Agreement which provides the Company a worldwide, exclusive, sublicensable license to make, have made, use, sell, offer to sell, have sold, import, and otherwise exploit Vaccinex Licensed Products, including the antibody CHS-114 targeting CCR8. Under the Vaccinex License Agreement, the Company is obligated to use commercially reasonable efforts to develop, clinically test, achieve regulatory approval, manufacture, market and commercialize at least one Vaccinex Licensed Product.

The Company is responsible for all costs and expenses of such development, manufacturing and commercialization. Vaccinex is eligible to receive up to an aggregate of $3.5 million based on achievement of certain clinical milestones, up to an aggregate of $11.5 million based on achievement of certain regulatory milestones per Vaccinex Licensed Product, and low single-digit royalties on global net sales of any approved licensed products.

Out-Licensing Agreement Acquired as part of the Surface Acquisition

On September 8, 2023, at the closing of the Surface Acquisition, all the assets, liabilities, rights and obligations of Surface were assumed by the Company’s direct, wholly-owned subsidiary, Surface Oncology, LLC. See further details in Note 7. Surface Acquisition above.

GSK Agreement

In December 2020, Surface entered into the GSK Agreement. Pursuant to the GSK Agreement, Surface granted GSK a worldwide exclusive, sublicensable license to develop, manufacture and commercialize the Licensed Antibodies. GSK is responsible for the development, manufacturing and commercialization of the Licensed Antibodies and a joint development committee was formed to facilitate information sharing. GSK is responsible for all costs and expenses of such development, manufacturing and commercialization and is obligated to provide the Company with updates on its development, manufacturing and commercialization activities through the joint development committee. In March 2022, Surface earned a $30.0 million milestone payment from GSK upon the dosing of the first patient in the Phase 1 trial of GSK4381562. The Company is eligible to receive up to $60.0 million in additional clinical milestones and $155.0 million in regulatory milestones. In addition, the Company may receive up to $485.0 million in sales milestone payments. The Company is also eligible to receive royalties on global net sales of any approved products based on the Licensed Antibodies, ranging in percentages from high single digits to mid-teens. Due to the uncertainty of pharmaceutical development and the historical failure rates generally associated with drug development, the Company may not receive any milestone payments or any royalty payments under the GSK Agreement. The Company has not recognized license-related revenue under the GSK Agreement to date.

Unless terminated earlier, the GSK Agreement expires on a licensed product-by-licensed product and country-by-country basis on the later of ten years from the date of first commercial sale or when there is no longer a valid patent claim or regulatory exclusivity covering such licensed product in such country. Either party may terminate the GSK Agreement for an uncured material breach by the other party or upon the bankruptcy or insolvency of the other party. GSK may terminate the GSK Agreement for its convenience. The Company may terminate the GSK Agreement if GSK institutes certain actions related to the licensed patents or if GSK ceases development activities, other than for certain specified technical or safety reasons. In the event of termination, the Company would regain worldwide rights to the terminated program.